Cost Method Investment - Schedule of Cost Method Investment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost Method Investment [Abstract]
10% Investment of Iluminar	$ 1,000,000	$ 1,000,000	$ 1,000,000
Total	$ 1,000,000	$ 1,000,000	$ 1,000,000